COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended	10 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost				$ 181,022
Other receivables		$ 45,199	$ 45,199
Commited for future expenses				$ 200,000
Qianzhi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost		45,199	252,002
Business combination related cost reimbursed		0	206,803
Other receivables		$ 45,199	45,199
Qianzhi [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost reimbursed	$ 45,199
Business Combination Marketing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost			$ 2,415,000
Percentage of gross proceeds of initial public offering		3.50%	3.50%	3.50%
Percentage of service fee of total consideration payable		1.00%	1.00%	1.00%
Service fee				$ 2,415,000